Shareholder Report, Holdings (Details) - C000004917 [Member]	Dec. 31, 2025
Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Novartis AG ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[1]
General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[1]
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[1]
Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%	[1]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%	[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[2]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[2]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[2]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.